SHARE-BASED COMPENSATION - Additional Information (Detail) - USD ($)			1 Months Ended	2 Months Ended	9 Months Ended	12 Months Ended
	Oct. 21, 2016	Mar. 18, 2016	Jan. 18, 2017	Mar. 30, 2017	Dec. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
2006 Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
The period which the maximum aggregate number of ordinary shares that can be issued						10 years
Maximum aggregate number of ordinary shares that can be issued					100,000,000	100,000,000
2006 Share Incentive Plan [Member] | Share options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost					$ 0	$ 0
2011 Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
The period which the maximum aggregate number of ordinary shares that can be issued						10 years
Maximum aggregate number of ordinary shares that can be issued					100,000,000	100,000,000
The maximum percentage of issued share capital that can be issued for the share based awards plan upon shareholders' approval					10.00%	10.00%
Remaining shares available for grant					73,676,357	73,676,357
Expected dividend yield						2.00%	1.00%	1.40%
Expected stock price volatility						47.94%	46.08%	57.86%
Risk-free interest rate						2.09%	1.47%	1.59%
Expected term (years)						6 years 1 month 6 days	5 years 7 months 6 days	6 years 1 month 6 days
2011 Share Incentive Plan [Member] | Stock Option Modification [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of years the awards becomes exercisable		3 years
Number of Share Options, Granted		4,572,234
Weighted-Average Exercise Price per Share, Granted		$ 5.7567
Incremental share based compensation		$ 689,000
Expected dividend yield		1.00%
Expected stock price volatility		45.80%
Risk-free interest rate		1.31%
Expected term (years)		5 years 7 months 6 days
2011 Share Incentive Plan [Member] | Stock Option Modification [Member] | American Depository Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-Average Exercise Price per Share, Granted		$ 17.27
2011 Share Incentive Plan [Member] | Share options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost					$ 15,982,000	$ 15,982,000
Expiration term of ordinary share options granted						10 years
Number of Share Options, Granted				5,257,389	123,153
Weighted-Average Exercise Price per Share, Granted				$ 6.16	$ 7.39
Period of recognition of unrecognized compensation cost						1 year 9 months 29 days
Number of shares options, forfeited			8,682	347,811	1,902,678
2011 Share Incentive Plan [Member] | Share options [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of years the awards becomes exercisable						2 years
2011 Share Incentive Plan [Member] | Share options [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of years the awards becomes exercisable						3 years
2011 Share Incentive Plan [Member] | Restricted shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Period of recognition of unrecognized compensation cost						1 year 9 months 25 days
Unrecognized compensation cost					$ 17,819,000	$ 17,819,000
Number of restricted share, Granted						2,550,606
2011 Share Incentive Plan [Member] | Restricted shares [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of years the awards becomes exercisable						2 years
2011 Share Incentive Plan [Member] | Restricted shares [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of years the awards becomes exercisable						3 years
MRP Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
The period which the maximum aggregate number of ordinary shares that can be issued						10 years
Maximum aggregate number of ordinary shares that can be issued					442,630,330	442,630,330
The maximum percentage of issued share capital that can be issued for the share based awards plan upon shareholders' approval					5.00%	5.00%
Remaining shares available for grant					154,430,056	154,430,056
Expected dividend yield						0.00%		0.00%
Expected stock price volatility						45.00%		45.00%
Risk-free interest rate						4.47%		4.08%
Expected term (years)						5 years 10 months 25 days		5 years 4 months 24 days
MRP Share Incentive Plan [Member] | Stock Option Modification [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of years the awards becomes exercisable	3 years
Incremental share based compensation	$ 883,000
Number of shares options, forfeited	96,593,629
Percentage of eligible options tendered by employee for stock option exchange program	99.20%
Number of restricted share, Granted	43,700,116
MRP Share Incentive Plan [Member] | Share options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost					$ 547,000	$ 547,000
Expiration term of ordinary share options granted						10 years
Number of Share Options, Granted						7,143,469	0
Weighted-Average Exercise Price per Share, Granted						$ 0.17
Period of recognition of unrecognized compensation cost						2 years 3 months 8 days
MRP Share Incentive Plan [Member] | Share options [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of years the awards becomes exercisable						2 years
MRP Share Incentive Plan [Member] | Share options [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of years the awards becomes exercisable						3 years
MRP Share Incentive Plan [Member] | Restricted shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Period of recognition of unrecognized compensation cost						2 years 1 month 6 days
Unrecognized compensation cost					$ 1,632,000	$ 1,632,000
Number of restricted share, Granted						7,298,372	0
MRP Share Incentive Plan [Member] | Restricted shares [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of years the awards becomes exercisable						2 years
MRP Share Incentive Plan [Member] | Restricted shares [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of years the awards becomes exercisable						3 years